UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09749

                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                      ------------------------------------
                    (Address of principal executive offices)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                      -------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------


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ITEM 1.  SCHEDULE OF INVESTMENTS.

LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Unaudited)

September 30, 2005

Name of Security                                          Shares          Value

Mutual Funds: 99.4%
-------------------
Alger Capital Appreciation Portfolio - Class A*          779,294     $7,286,394
Alger MidCap Growth Portfolio - Class A*                 291,459      2,786,345
Alger Small Capitalization Portfolio - Class A*          745,606      4,003,905
BlackRock Health Sciences Portfolio - Class A            179,421      4,325,829
Buffalo Small Cap Fund                                     4,871        135,849
Delaware Emerging Markets Fund - Class A                 296,958      5,428,400
Franklin Balance Sheet Investment Fund - Class A          70,428      4,418,649
Franklin Gold and Precious Metals Fund - Class A         235,960      5,250,108
Franklin Large Cap Value Fund - Class A +                471,856      6,969,308
Franklin MicroCap Value Fund - Class A +                 215,157      8,360,989
Franklin Mutual Discovery Fund - Class A +               238,077      6,344,752
Franklin Rising Dividends Fund - Class A                 149,772      4,665,411
Franklin Small Cap Value Fund - Class A                  105,858      4,307,345
Isabelle Small Cap Value Fund - Institutional Class*      72,746      1,256,315
Isabelle Small Cap Value Fund - Investor Class*          218,888      3,688,265
OCM Gold Fund                                            194,960      2,489,637
Pioneer Mid-Cap Value Fund - Class A                     205,862      4,901,585
Pioneer Small-Cap Value Fund - Class A                   110,129      3,817,061
Templeton Growth Fund, Inc. - Class A +                  372,810      9,059,275
                                                                    -----------

Total Mutual Funds (Cost: $68,061,908)                               89,495,422
                                                                    -----------

EXCHANGE TRADED FUNDS: 2.0%
iShares Goldman Sachs Semiconductor Index Fund            31,000      1,843,570
                                                                    -----------

Total Exchange Traded Funds  (Cost: $1,588,018)                       1,843,570
                                                                    -----------

EQUITY SECURITIES: 6.6%
-----------------------
FINANCIALS: 2.7%
A.G. Edwards, Inc.                                        55,450      2,429,264

INFORMATION TECHNOLOGY: 0.2%
SoftBrands, Inc.*                                        134,475        228,608

TELECOMMUNICATION SERVICES: 3.7%
Level 3 Communications, Inc.*                          1,429,725      3,316,962
                                                                    -----------
Total Equity Securities (Cost: $17,853,225)                           5,974,834
                                                                    -----------

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LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)
(Unaudited)

September 30, 2005

                                                       PINCIPAL
NAME OF SECURITY                                         AMOUNT           VALUE

Short-Term Investments: 0.7%
----------------------------
UMB Bank, n.a., Money Market Fiduciary ++               $605,548       $605,548
                                                                    -----------

Total Short-Term Investments (Cost: $605,548)                           605,548
                                                                    -----------

TOTAL INVESTMENTS: 108.7%
     (Cost: $88,108,699)                                             97,919,374
                                                                    -----------

LIABILITIES, LESS OTHER ASSETS: (8.7)%                               (7,843,590)
                                                                    -----------

NET ASSETS: 100.0%                                                  $90,075,784
                                                                    ===========

Footnotes:
----------

*    Non-income producing security.

+ As of September 30, 2005 all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled
     $27,541,409 as of September 30, 2005.

++   The  short-term   investments   earn  interest  at  variable
     interest rates. At September 30, 2005, the interest rate was
     2.22%

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Financial Statements.


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The schedule of investments as of the date of this report has not been audited.
For more information regarding Lifetime Achievement Fund, Inc. (the "Fund"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in mutual funds.

Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.


2. INVESTMENT TRANSACTIONS

At September 30, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:




Cost of Investments                          $ 88,113,003
                                             =============

Gross Unrealized Appreciation                $ 23,734,104
Gross Unrealized Depreciation                 (13,927,733)
                                             -------------
Net Unrealized Appreciation
     on Investments                           $ 9,806,371
                                             =============


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.


/s/Roland R. Manarin
------------------------------
Roland R. Manarin
Principal Executive Officer
November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Roland R. Manarin
------------------------------
Roland R. Manarin
Principal Executive Officer
November 22, 2005

/s/ Aron D. Huddleston
------------------------------
Aron D. Huddleston
Principal Financial Officer
November 22, 2005